Operating context (Details Narrative) R$ / shares in Units, R$ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Percentage of operating market		99.00%
Percentage of increase domestic		36.70%	36.70%	40.20%
Net working capital		R$ 10,867,704		R$ 8,393,753
Net working capital advance ticket sales		5,079,405		3,969,251
Consolidated deficit		21,358,815		R$ 21,053,678
Investment cash		R$ 948,320
Preferred shares | shares		22,224,513	22,224,513
Subordinated secured amortizing		R$ 196,000
Comptroller General Union [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $			$ 3,400
Department Of Justice [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $			17,000
Securities Exchange Commission [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $			24,500
Department Of Justice Securities Exchange Commission [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $	$ 12,600		20,250
Compliance Program [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $			7,650
G O L [Member]
IfrsStatementLineItems [Line Items]
Cash payment | $			$ 3,400
A Series [Member]
IfrsStatementLineItems [Line Items]
Interest rate		5.00%
B Series [Member]
IfrsStatementLineItems [Line Items]
Interest rate		3.00%
Map Transportes Aereos [Member]
IfrsStatementLineItems [Line Items]
Acquisition amount to be paid		R$ 28,000
Preferred per shares | R$ / shares		R$ 28.00
Cash to be paid		R$ 25,000